ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Subsidiaries

(a)	Details of the Company’s principle subsidiaries as of December 31, 2019 are as follows:

			Percentage of
	Date of	Place of	ownership by
Entities	establishment/acquisition	establishment	the Company	Principal activities
Subsidiaries
Ascendium Group Limited (“Ascendium”)	September 10, 2007	British Virgin Islands (“BVI”)	100%	Investment holding
China Medical Services Holdings Limited (“CMS Holdings”)	July 18, 2008	Hong Kong	100%	Investment holding
King Cheers Holdings Limited (“King Cheers”)	May 18, 2001	Hong Kong	100%	Investment holding
Shenzhen Aohua Medical Technology Development Co., Ltd. (“Aohua Technology ”)	February 21, 2008	PRC	60%	Leasing of medical equipment and provision of management services
Shanghai Medstar Financial Leasing Company Limited ("Shanghai Medstar")	March 21, 2003	PRC	100%	Leasing of medical equipment and provision of management services
Beijing MeizhongJiahe Hospital Management Co., Ltd. (“MHM”) *	July 23, 2008	PRC	60%	Provision of management services
Beijing Yundu Internet Technology Co., Ltd. (“Yundu”)	July 26, 2007	PRC	60%	Provision of management services
Tianjin Concord Medical Technology Limited (“Tianjin Concord Medical”)	April 22, 2010	PRC	100%	Leasing of medical equipment and provision of management services
Guangzhou Jinkangshenyou Investment Co., Ltd. (“JKSY”)	August 12, 2010	PRC	100%	Leasing of medical equipment and provision of management services
Guangzhou Concord Cancer Center Co., Ltd ("Guangzhou Concord Cancer Hospital")	June 29, 2011	PRC	48%	Medical treatment and service business
CCM (Hong Kong) Medical Investments Limited (“CCM (HK)”)	June 03, 2013	Hong Kong	100%	Investment holding
Shanghai Concord Cancer Center Co., Ltd (“SHC”)	March 17, 2014	PRC	60.26%	Medical treatment and service business
Datong Meizhong Jiahe Cancer Center (“DTMZ”)	October 23, 2014	PRC	60%	Medical treatment and service business
Wuxi Concord Medical Development Ltd. ("Wuxi Concord”)	December 29, 2015	PRC	100%	Provision of management services

			Percentage of
	Date of	Place of	ownership by
Entities	establishment/acquisition	establishment	the Company	Principal activities
Beijing Concord Medical Technology Ltd.(“BJCMT”)	January 4, 2016	PRC	100%	Provision of management services
Guofu Huimei (Tianjin) Investment Management Partnership Firm (LP) (“Guofu Huimei”) (note 4)	October 8, 2018	PRC	100%	Investment holding
Beijing Century Friendship Science & Technology Development Co., Ltd (“Beijing Century Friendship”) (note 4)	October 8, 2018	PRC	60%	Provision of management services and investment holding
Beijing Proton Medical Center Co., Ltd (“BPMC”) (note 4)	October 8, 2018	PRC	58%	Medical treatment and service business
Shanghai Meizhong Jiahe Cancer Center Co., Ltd. (“CMCC”) (note 4)	October 8, 2018	PRC	55.42%	Medical treatment and service business
Tianjin Jiatai Entity Management Limited Partnership ("Tianjin Jiatai") (note 4)	November 18,2019	PRC	100%	Investment holding
Shanghai Rongchi Medical Management Limited ("SH Rongchi") (note 4)	November 18,2019	PRC	99.90%	Investment holding and provision of management services
Oriental Light Group Limited ("Oriental") (note 4)	November 18,2019	BVI	99.90%	Investment holding
Shanghai Meizhong Jiahe Imaging Diagnostic Center Co., Ltd. ("SH MZJH") (note 4)	November 18,2019	PRC	93.15%	Medical treatment and service business
Wuxi Meizhong Jiahe Cancer Center Co., Ltd. ("Wuxi MZJH") (note 4)	November 18,2019	PRC	98.93%	Medical treatment and service business
Heze Meizhong Jiahe Cancer Center Co., Ltd. ("Heze MZJH") (note 4)	November 18,2019	PRC	100%	Medical treatment and service business
ZR ConcordHealthcare Investment Fund SP (“SP”)	November 2016	Cayman Islands	99.93%	Investment holding
US Proton Therapy Holdings Limited (“Proton BVI”)	May 16, 2011	BVI	99.93%	Investment holding
US Proton Therapy Holdings Limited (“US Proton”)	June 29, 2011	United States of America	99.93%	Investment holding
Concord Medical Services (International) Pte. Ltd. (“China Medstar”) (formerly known as China Medstar Pte. Limited)	August 8, 2003	Singapore	99.93%	Investment holding
Concord Healthcare Singapore Pte. Ltd. (“CHS”)	April 1, 2015	Singapore	99.93%	Medical treatment and service business

*On March 26, 2018 and July 10, 2018, the Group entered into agreements with CICC Capital Management Company Limited (“CICC Capital”), a wholly-owned subsidiary of China International Capital Corporation Limited (“CICC”), and six other investors (“Other Investors”). Pursuant to the agreements, CICC Capital and Other Investors make a strategic investment and subscribe new issued 100,000,000 shares of the Group’s subsidiary MHM, with total consideration of RMB1,500,000 . CCIC Capital subscribes 60,000,000 shares of MHM while Other Investors subscribe 40,000,000 shares of MHM.

Schedule of financial information

The following tables represent the financial information of the VIE and its subsidiaries as of December 31, 2018 and 2019 and for the years ended December 31, 2018 and 2019 before eliminating the intercompany balances and transactions between the VIE and its subsidiaries and other entities within the Group (the net revenue, net loss and cashflow information for the whole year 2019 instead of for the period from January 1 to November 18, 2019 was presented since the results are not materially different):

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
ASSETS
Current assets:
Cash	15,935	—	—
Accounts receivable	4,494	—	—
Inventories	1,946	—	—
Prepayments and other current assets	1,986	—	—
Amount due from inter-companies*	80,523	—	—
Total current assets	104,884	—	—

Non-current assets:
Property, plant and equipment, net	281,395	—	—
Intangible assets, net	100	—	—
Long-term investments	31,496	—	—
Other non-current assets	464	—	—
Total non-current assets	313,455	—	—

Total assets	418,339	—	—

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Current liabilities:
Accounts payable	462	—	—
Accrued expenses and other liabilities	42,681	—	—
Income tax payable	2,870	—	—
Total current liabilities	46,013	—	—

Non-current liabilities:
Accrued unrecognized tax benefits and surcharge, non-current portion	20,208	—	—
Mandatorily redeemable noncontrolling interests	434,216	—	—
Total non-current liabilities	454,424	—	—

Total liabilities	500,437	—	—

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net revenues	28,673	41,350	34,196	4,912
Net loss	(141,188)	(95,788)	(114,225)	(16,407)

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net cash used in operating activities	(54,113)	(260,884)	(24,640)	(3,539)
Net cash generated from (used in) investing activities	(5,582)	221,130	(10,107)	(1,452)
Net cash generated from financing activities	56,787	41,886	20,820	2,991
Exchange rate effect on cash, net	748	600	304	44
Decrease (increase) in cash and cash equivalents	(2,160)	2,732	(13,623)	(1,957)